CONSOLIDATED BALANCE SHEETS - USD ($) $ in Thousands	Dec. 31, 2015	Dec. 31, 2014
CURRENT ASSETS:
Cash and cash equivalents	$ 3,305	$ 1,067
Restricted deposit (short term)	69	44
Trade account receivables (net of allowance for doubtful account 2015- $85 thousands, 2014- $60 thousands)	1,383	901
Other receivables	78	110
Inventories	1,419	965
Total current assets	6,254	3,087
INVESTMENTS AND LONG-TERM RECEIVABLES:
Severance pay fund	193	194
Other long-term receivables and investment	67	79
Total investments and long-term receivables	260	273
PROPERTY AND EQUIPMENT (net of accumulated depreciation and amortization)	36	27
OTHER ASSETS
Goodwill	242	242
Total assets	6,792	3,629
CURRENT LIABILITIES:
Credit from banks	$ 149	183
Current Maturities of Long Term Loan from Shareholders and Other		170
Trade account payable	$ 1,171	637
Deferred income	324	578
Other payable	441	457
Total current liabilities	2,085	2,025
LONG-TERM LIABILITIES:
Long term loans (net of current maturities)	373	484
Other Long Terms Liabilities	429	526
Accrued severance pay	206	207
Total long-term liabilities	1,008	1,217
Total liabilities	3,093	3,242
SHAREHOLDERS' EQUITY:
Share capital - ordinary shares of NIS 1 par value (Ordinary Shares); Authorized - 120,000,000 Ordinary Shares as of December 31, 2015 and 2014 Issued and outstanding: December 31, 2015 - 93,207,243 Ordinary shares December 31, 2014 - 85,184,782 Ordinary shares	21,837	19,775
Additional paid-in capital	22,006	22,874
Accumulated deficit	(40,144)	(42,262)
Total shareholders' Equity	3,699	387
Total liabilities and shareholders' Equity	$ 6,792	$ 3,629